High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 100.0%


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Assisted Living -- 5.4%
--------------------------------------------------------------------------------
Arizona HFA, (Care Institute, Inc.-Mesa),
7.625%, 1/1/26                                      $      2,500   $  2,608,150
Chester, PA, IDA, (Senior Life-Choice of
Kimberton), (AMT), 8.50%, 9/1/25                           1,000      1,145,890
Chester, PA, IDA, (Senior Life-Choice of
Paoli L.P.), (AMT), 8.05%, 1/1/24                          2,000      2,237,520
Delaware, PA, IDA, (Glen Riddle), (AMT),
8.625%, 9/1/25                                             1,600      1,844,720
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/13                                       1,000        273,420
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/13                                       1,000        261,400
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/14                                       1,000        249,900
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/14                                       1,000        238,910
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/15                                       1,000        228,770
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/15                                       1,000        218,720
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/16                                       1,000        209,110
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/16                                       1,000        199,920
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/17                                       1,000        191,140
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/17                                       1,000        182,740
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/18                                       1,000        175,040
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/18                                       1,000        167,360
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 1/1/19                                       1,000        160,010
Glen Cove, NY, IDA, (The Regency at Glen
Cove), 0.00%, 7/1/19                                       1,000        152,990
Illinois Development Finance Authority,
(Care Institute, Inc.), 7.80%, 6/1/25                      3,740      4,107,530
New Jersey EDA, (Chelsea at East
Brunswick), (AMT), 8.25%, 10/1/20                          3,500      3,892,560
--------------------------------------------------------------------------------
                                                                   $ 18,745,800
--------------------------------------------------------------------------------

Cogeneration -- 4.2%
--------------------------------------------------------------------------------
Maryland Energy Cogeneration, (AES Warrior
Run), (AMT), 7.40%, 9/1/19                          $      3,500   $  3,878,105
Palm Beach County, FL, (Okeelanta Power),
(AMT), 6.85%, 2/15/21/(1)/                                 3,500      2,800,000
Palm Beach County, FL, (Osceola Power),
(AMT), 6.95%, 1/1/22/(1)/                                  4,000      3,160,000
Pennsylvania EDA, (Northampton Generating
Subordinated), (AMT), 6.875%, 1/1/11                       1,000      1,057,820
Pennsylvania EDA, (Northampton
Generating), (AMT), 6.60%, 1/1/19                          3,500      3,745,525
--------------------------------------------------------------------------------
                                                                   $ 14,641,450
--------------------------------------------------------------------------------

Colleges and Universities -- 0.6%
--------------------------------------------------------------------------------
New Hampshire HEFA, (Colby-Sawyer
College), 7.50%, 6/1/26                             $      2,000   $  2,201,020
--------------------------------------------------------------------------------
                                                                   $  2,201,020
--------------------------------------------------------------------------------

Education -- 0.8%
--------------------------------------------------------------------------------
New Hampshire HEFA, (Franklin Pierce Law
Center), 5.50%, 7/1/28/(2)/                         $      3,000   $  2,956,500
--------------------------------------------------------------------------------
                                                                   $  2,956,500
--------------------------------------------------------------------------------

Electric Utilities -- 3.4%
--------------------------------------------------------------------------------
Intermountain Power Agency, UT, Variable
Rate, 7/1/11/(3)/                                   $      3,500   $  3,806,250
Long Island, NY, Power Authority, (RITES),
6.19%, 12/1/29/(3)/                                        5,000      5,173,799
New York State Energy, Research and
Development Authority, (Long Island
Lighting Co.), (AMT), 7.15%, 9/1/19                        2,500      2,737,475
--------------------------------------------------------------------------------
                                                                   $ 11,717,524
--------------------------------------------------------------------------------

Escrowed / Prerefunded -- 12.7%
--------------------------------------------------------------------------------
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/20                         $      8,410   $  2,566,227
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/24                               19,115      4,698,467
Colorado HFA, (Liberty Heights), Escrowed
to Maturity, 0.00%, 7/15/22                               13,445      3,682,182
Cuyahoga County, OH, (Judson Retirement
Community), Prerefunded to 11/15/99,
8.875%, 11/15/19                                           1,500      1,637,790
Dawson Ridge, CO, Metropolitan District #1,
Escrowed to Maturity, 0.00%, 10/1/22                      10,000      2,589,300
Dawson Ridge, CO, Metropolitan District #1,
Escrowed to Maturity, 0.00%, 10/1/22                       3,500        906,255


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
--------------------------------------------------------------------------------
Greene County, OH, IDA, (Fairview Extended
Care), Prerefunded to 1/1/01,
10.125%, 1/1/11                                     $     1,175    $  1,358,089
Illinois Development Finance Authority,
(Regency Park), Escrowed to Maturity,
0.00%, 7/15/25                                            3,295         757,290
Maricopa County, AZ, IDA, (Place Five and
The Greenery), Escrowed to Maturity,
6.625%, 1/1/27                                            2,500       2,904,925
Maricopa County, AZ, IDA, (Place Five and
The Greenery), Escrowed to Maturity,
8.625%, 1/1/11                                            1,725       2,267,133
Massachusetts HEFA (Milford-Whitinsville
Hospital), Prerefunded to 7/15/02,
7.75%, 7/15/17                                            3,000       3,437,010
Massachusetts HEFA, (Fairview Extended
Care), Prerefunded to 1/1/01, 10.125%, 1/1/11             1,730       1,997,112
Montgomery County, PA, (United Hospitals),
Prerefunded to 11/1/99, 8.375%, 11/1/11                   1,000       1,075,710
Montgomery County, PA, (United Hospitals),
Prerefunded to 11/1/99, 7.50%, 11/1/15                    1,000       1,046,020
Saint Tammany, LA, Public Finance,
(Christwood), Prerefunded to 5/15/05,
9.00%, 11/15/25                                           3,955       5,151,822
San Joaquin Hills, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%, 1/1/25                      10,000       2,589,900
San Joaquin Hills, CA, Transportation
Corridor Agency, Toll Road Bonds, 0.00%, 1/1/26          10,000       2,460,800
Scranton-Lackawanna, PA, Health and
Welfare Authority, (Moses Taylor
Hospital), Prerefunded to 9/1/01, 8.50%, 7/1/20           1,500       1,709,175
Wilkins Area, PA, IDA, (Fairview Extended
Care), Prerefunded to 1/1/01, 10.25%, 1/1/21              1,250       1,460,038
--------------------------------------------------------------------------------
                                                                   $ 44,295,245
--------------------------------------------------------------------------------

Gas Utilities -- 0.7%
--------------------------------------------------------------------------------
Southern California Public Power
Authority, Variable Rate, 7/1/12/(3)/               $     2,000    $  2,277,500
--------------------------------------------------------------------------------
                                                                   $  2,277,500
--------------------------------------------------------------------------------

Hospitals -- 7.6%
--------------------------------------------------------------------------------
Colorado HFA, (Rocky Mountain Adventist),
(RITES), 8.509%, 2/1/22/(3)/                        $     5,000    $  5,722,749
Hidalgo County, TX, (Health Services
Corp., Mission Hospital, Inc.), 6.875%,
8/15/26/(4)/                                              2,500       2,750,250
Louisiana PFA, (General Health Systems),
6.80%, 11/1/16/(4)/                                       3,000       3,320,280
New Hampshire HEFA, (Littleton Hospital
Assn.), 6.00%, 5/1/28                                     1,000       1,008,700
New Hampshire HEFA, (Monadnock Community
Hospital), 5.70%, 10/1/20                                 2,580       2,599,918
Philadelphia, PA, (Graduate Health
System), 7.00%, 7/1/05/(5)/                               3,170       1,587,156
Philadelphia, PA, HEFA, 6.625%, 7/1/21/(5)/               2,205       1,105,014
Prince George's, MD, (Greater Southeast
Healthcare System), 6.375%, 1/1/23/(4)/                   2,650       2,529,558
San Bernadino, CA, (San Bernadino
Community Hospital), 7.875%, 12/1/08                      1,000       1,047,760
San Bernadino, CA, (San Bernadino
Community Hospital), 7.875%, 12/1/19                      1,325       1,386,533
San Gorgonio, CA, (Memorial Health Care
District), 5.75%, 5/1/20                                  1,785       1,741,571
Wells County, IN, (Caylor-Nickel Medical
Center), 8.75%, 4/15/12                                   1,500       1,736,070
--------------------------------------------------------------------------------
                                                                   $ 26,535,559
--------------------------------------------------------------------------------

Housing -- 8.1%
--------------------------------------------------------------------------------
Atlanta, GA, Urban Residential Finance
Authority, (John Hope), 7.25%, 6/1/07               $     2,000    $  2,004,880
Colorado HFA, Single Family Housing,
(AMT), 7.65%, 12/1/25                                     4,040       4,542,132
Cuyahoga County, OH, (Rolling Hills
Apartment), (AMT), 8.00%, 1/1/28                          2,440       2,454,225
Florence, KY, Housing Facilities, (Blue
Grass Housing), 7.625%, 5/1/27                            2,430       2,660,753
Lucas County, OH (Country Creek), (AMT),
8.00%, 7/1/26                                             3,750       3,737,138
Maricopa County, AZ, IDA, Multifamily,
(National Health Facilities II),
6.625%, 7/1/33                                            1,500       1,500,480
Maricopa County, AZ, IDA, (National Health
Facilities II), 6.375%, 1/1/19                            4,500       4,501,485
Minneapolis, MN, Community Development,
Multifamily (Lindsay Brothers),
9.50%, 12/1/07                                            1,760       1,971,235
North Little Rock, AR, Residential Housing
Facilities, (Parkstone Place), 9.75%, 8/1/21              4,665       4,896,571
--------------------------------------------------------------------------------
                                                                   $ 28,268,899
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue -- 26.8%
--------------------------------------------------------------------------------
ABIA Development Corp., Austin Cargoport
Development, L.L.C., (AMT), 9.25%, 10/1/21          $      2,815   $  3,228,355
Apache County, AZ, IDA, (Tuscon Electric
Power Co.), 5.85%, 3/1/28                                 10,000     10,010,799


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Industrial Development Revenue /
Pollution Control Revenue (continued)
--------------------------------------------------------------------------------
Camden County, NJ, (Holt Hauling), (AMT),
9.875%, 1/1/21                                      $     2,000    $  2,538,000
Carbon County, UT, (Laidlaw Environmental
Services Inc.), 7.45%, 7/1/17                             3,900       4,301,076
Clark County, NV, (Nevada Power), (RITES),
(AMT), 6.967%, 10/1/30                                    5,000       5,148,350
College Park, GA (Airport Parking
Venture), 7.00%, 5/15/16                                  3,860       3,898,523
Effingham County, GA, Solid Waste
Disposal, (Fort James), (AMT), 5.625%, 7/1/18/(2)/        4,000       4,000,000
Florence County, SC, (Stone Container
Co.), 7.375%, 2/1/07                                      1,735       1,868,751
Hancock County, KY, (Southwire Co.),
(AMT), 7.75%, 7/1/26                                      2,700       2,923,236
Iowa Finance Authority, Commercial
Development Revenue, (Southbridge Mall),
6.375%, 12/1/13                                           3,715       3,766,639
Kansas City, IDA, (Airline Cargo
Facilities), 8.50%, 1/1/17                                4,030       4,569,214
Kimball, NE, EDA, (Clean Harbors, Inc.)
(AMT), 10.75%, 9/1/26                                     3,000       3,294,870
Michigan Strategic Fund, (Crown Paper),
(AMT), 6.50%, 8/1/21                                      1,200       1,228,884
Michigan Strategic Fund, (S.D. Warren
Co.), (AMT), 7.375%, 1/15/22                              3,500       3,888,430
Morgantown, KY, (IMCO Recycling, Inc).,
7.45%, 5/1/22                                             3,400       3,619,504
New Albany, IN, IDA, (K-Mart Co.),
7.40%, 6/1/06                                             1,095       1,179,742
New Hampshire Business Finance Authority,
(Crown Paper Co.), (AMT), 7.875%, 7/1/26                  2,750       3,106,345
New Hampshire, (Public Service Co. of NH),
7.65%, 5/1/21                                             3,420       3,644,352
New Jersey EDA, (Holt Hauling),
7.90%, 3/1/27                                             4,000       4,562,880
New Jersey EDA, (Holt Hauling),
8.95%, 12/15/18                                             500         559,120
Ohio Solid Waste Revenue, (Republic
Engineered Steels, Inc.), (AMT), 9.00%, 6/1/21            4,000       4,303,520
Perry County, KY, (TJ International,
Inc.), (AMT), 6.55%, 4/15/27                              2,000       2,202,140
Philadelphia, PA, IDA, (Refrigerated
Enterprises), (AMT), 9.05%, 12/1/19                         500         567,020
Riverdale Village, IL, (ACME Metals,
Inc.), (AMT), 7.95%, 4/1/25                               3,345       3,402,099
Robbins, IL, Resource Recovery, (AMT),
8.375%, 10/15/16/(4)/                                     3,500       3,641,505
Robbins, IL, Resources Recovery, (AMT),
8.375%, 10/15/10                                          1,500       1,560,645
Skowhegan, ME, (S. D. Warren Co.), (AMT),
6.65%, 10/15/15                                           3,000       3,209,430
West Feliciana Parish, LA, (Gulf States),
5.80%, 12/1/15                                            3,000       3,033,240
--------------------------------------------------------------------------------
                                                                   $ 93,256,669
--------------------------------------------------------------------------------

Insured-Housing -- 1.6%
--------------------------------------------------------------------------------
Alaska State Housing Finance Corp.,
(MBIA), (AMT), 5.75%, 6/1/24/(4)/                   $     5,250    $  5,426,294
--------------------------------------------------------------------------------
                                                                   $  5,426,294
--------------------------------------------------------------------------------

Insured-Life Care -- 0.6%
--------------------------------------------------------------------------------
Hancock, MI HFA, (Portage Health), (MBIA),
5.45%, 8/1/47                                       $     2,200    $  2,222,814
--------------------------------------------------------------------------------
                                                                   $  2,222,814
--------------------------------------------------------------------------------

Insured-Water and Sewer -- 0.9%
--------------------------------------------------------------------------------
Detroit, MI, Sewer Revenue, (FGIC),
Variable Rate, 7/1/23/(3)/                          $     3,000    $  3,240,000
--------------------------------------------------------------------------------
                                                                   $  3,240,000
--------------------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 2.1%
--------------------------------------------------------------------------------
Hardeman County, TN, (Correctional
Facilities Corp.), 7.75%, 8/1/17                    $     4,000    $  4,505,080
Los Angeles, CA, COP, (Disney Parking),
0.00%, 9/1/19                                             9,190       2,862,317
--------------------------------------------------------------------------------
                                                                   $  7,367,397
--------------------------------------------------------------------------------

Life Care -- 5.0%
--------------------------------------------------------------------------------
Delaware County, PA, (White Horse
Village), 7.30%, 7/1/14                             $     3,500    $  3,792,390
Kansas City, MO, IDA, (Kingswood United
Methodist Manor), 9.00%, 11/15/13                         3,840       4,439,194
Louisiana Housing Finance Agency, (HCC
Assisted Living Group 1), (AMT),
9.00%, 3/1/25                                             3,545       3,993,230
Massachusetts State IFA, (Sr. Living
Facilities-Forge Hill), (AMT), 6.75%, 4/1/30              5,355       5,145,298
--------------------------------------------------------------------------------
                                                                   $ 17,370,112
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                                    Principal
                                                    Amount
Security                                            (000's Omitted)   Value
--------------------------------------------------------------------------------

Miscellaneous -- 10.5%
--------------------------------------------------------------------------------
Atlanta, GA, Downtown Development
Authority, (Central Atlanta Hospitality
Childcare, Inc.), 8.00%, 1/1/26                     $     3,765    $  4,208,216
Colorado River Indian Tribe, 6.25%, 8/1/04                3,000       3,015,900
Little River County, AR, (Georgia-Pacific
Corp.), (AMT), 5.60%, 10/1/26                             2,500       2,504,525
Osceola County, IDA, Community Pooled
Loan-93, 7.75%, 7/1/17                                    2,000       2,169,760
Pittsfield Township, MI, (Arbor Hospice),
8.125%, 8/15/17                                           1,350       1,424,939
Santa Fe, NM, (1st Interstate Plaza),
8.00%, 7/1/13                                             3,299       3,615,923
Santa Fe, NM, (Crow Hobbs),
8.50%, 9/1/16/(4)/                                        3,300       3,691,248
Tax Exempt Securities Trust, 8.50%, 12/1/36/(6)/          2,382       2,624,083
Tax Exempt Securities Trust, 8.81%, 12/1/36/(6)/          2,000       2,286,040
Tax Exempt Securities Trust, 7.00%, 12/1/36/(6)/          1,330       1,477,271
Tax Exempt Securities Trust, 8.70%, 12/1/36/(6)/          1,000       1,135,070
Tax Exempt Securities Trust, 7.00%, 12/1/36/(6)/          1,100       1,221,803
Tax Exempt Securities Trust, 8.875%, 12/1/36/(6)/           600         687,834
Tax Exempt Securities Trust, 6.75%, 12/1/36/(6)/          2,580       2,820,404
Tax Exempt Securities Trust, 8.375%, 12/1/36/(6)/           860         957,541
Tax Exempt Securities Trust, 7.75%, 12/1/36/(6)/          2,400       2,565,192
--------------------------------------------------------------------------------
                                                                   $ 36,405,749
--------------------------------------------------------------------------------

Nursing Homes -- 5.5%
--------------------------------------------------------------------------------
Clovis, NM, IDR, (Retirement Ranches,
Inc.), 7.75%, 4/1/19                                $     3,475    $  3,826,462
Kansas City, MO, IDA, (Beverly
Enterprises), 8.00%, 12/1/02                              2,175       2,347,151
Massachusetts IFA, (Age Institute of
Massachusetts), 8.05%, 11/1/25                            2,500       2,815,150
Mississippi Business Finance Corp.,
(Magnolia Healthcare), 7.99%, 7/1/25                      1,200       1,299,888
Tarrant County Health Facilities, TX,
(3927 Foundation), 10.25%, 9/1/19                         4,500       4,765,590
Westmoreland County, PA, IDA, (Highland
Health Systems, Inc.), 9.25%, 6/1/22                      3,460       3,939,556
--------------------------------------------------------------------------------
                                                                   $ 18,993,797
--------------------------------------------------------------------------------

Special Tax Revenue -- 1.6%
--------------------------------------------------------------------------------
Cottonwood Water and Sanitation District,
CO, 7.75%, 12/1/20                                  $     3,800    $  4,088,572
Dulles, VA, Community Development
Authority, (Dulles Town Center), 6.25%, 3/1/26      $     1,500    $  1,518,390

--------------------------------------------------------------------------------
                                                                   $  5,606,962
--------------------------------------------------------------------------------


Transportation -- 1.9%
--------------------------------------------------------------------------------
Eagle County, CO, (Airport Terminal)
(AMT), 7.50%, 5/1/21                                $      500     $    546,115
Northwest Arkansas Regional Airport
Authority, (AMT), 7.625%, 2/1/27                         5,250        6,022,484
--------------------------------------------------------------------------------
                                                                   $  6,568,599
--------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
     (identified cost $322,788,255)                                $348,097,890
--------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

At July 31, 1998, the concentration of the Portfolio's investments in various states determined as a percentage of total investments individually represent less than 10% in each state.

/(1)/ Non-income producing security.
/(2)/ When-issued security.
/(3)/ Security has been issued as an inverse floater bond.
/(4)/ Security (or a portion thereof) has been segregated to cover when-issued securities.
/(5)/ Effective July 1, 1998, the Portfolio is not accruing interest on this security.
/(6)/ Restricted security. These securities (representing 4.5% of net assets) were restricted as to public resale.


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 1998
Assets
--------------------------------------------------------------------------------
Investments, at value
     (identified cost, $322,788,255)                              $ 348,097,890
Cash                                                                  4,235,732
Receivable for investments sold                                         136,148
Interest receivable                                                   5,267,741
Deferred organization expenses                                            7,062
--------------------------------------------------------------------------------
Total assets                                                      $ 357,744,573
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for when-issued securities                                $   6,990,292
Other accrued expenses                                                   25,222
--------------------------------------------------------------------------------
Total liabilities                                                 $   7,015,514
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $ 350,729,059
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $ 325,419,424
Net unrealized appreciation (computed on the basis of
     identified cost)                                                25,309,635
--------------------------------------------------------------------------------
Total                                                             $ 350,729,059
--------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
July 31, 1998
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $  10,841,829
--------------------------------------------------------------------------------
Total investment income                                           $  10,841,829
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                            $     964,207
Trustees fees and expenses                                               14,753
Custodian fee                                                            83,819
Legal and accounting services                                            31,431
Amortization of organization expenses                                       730
Miscellaneous                                                            37,468
--------------------------------------------------------------------------------
Total expenses                                                    $   1,132,408
--------------------------------------------------------------------------------
Deduct --
     Reduction of custodian fee                                   $      31,786
--------------------------------------------------------------------------------
Total expense reductions                                          $      31,786
--------------------------------------------------------------------------------

Net expenses                                                      $   1,100,622
--------------------------------------------------------------------------------

Net investment income                                             $   9,741,207
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)              $    (609,570)
     Financial futures contracts                                          1,812
--------------------------------------------------------------------------------
Net realized loss                                                 $    (607,758)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                          $  (3,107,653)
     Financial futures contracts                                        881,125
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $  (2,226,528)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                  $  (2,834,286)
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $   6,906,921
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                            Six Months Ended
Increase (Decrease)                         July 31, 1998       Year Ended
in Net Assets                               (Unaudited)         January 31, 1998
--------------------------------------------------------------------------------
From operations --
     Net investment income                     $   9,741,207      $  15,142,576
     Net realized loss                              (607,758)        (2,433,190)
     Net change in unrealized
         appreciation (depreciation)              (2,226,528)        22,980,129
--------------------------------------------------------------------------------
Net increase in net assets
     from operations                           $   6,906,921      $  35,689,515
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                             $  71,539,613      $ 128,845,777
     Withdrawals                                 (30,926,640)       (42,026,586)
--------------------------------------------------------------------------------
Net increase in net assets from
     capital transactions                      $  40,612,973      $  86,819,191
--------------------------------------------------------------------------------

Net increase in net assets                     $  47,519,894      $ 122,508,706
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                         $ 303,209,165      $ 180,700,459
--------------------------------------------------------------------------------
At end of period                               $ 350,729,059      $ 303,209,165
--------------------------------------------------------------------------------


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                   Six Months Ended             Year Ended January 31,
                                                   July 31, 1998     ---------------------------------------------
                                                   (Unaudited)         1998             1997               1996*
------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
------------------------------------------------------------------------------------------------------------------
Net expenses                                            0.69%+           0.68%           0.34 %             0.06%+
Net expenses after custodian fee reduction              0.67%+           0.66%           0.30 %             0.06%+
Net investment income                                   5.91%+           6.43%           6.96 %             6.95%+
Portfolio Turnover                                        11%               8%             41 %               32%
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)           $350,729         $303,209        $180,700            $72,077
------------------------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                                 0.71%              0.71%+
Expenses after custodian fee reduction                                                   0.67%              0.71%+
Net investment income                                                                    6.59%              6.30%+
------------------------------------------------------------------------------------------------------------------

+  Annualized.
* For the period from the start of business, August 7, 1995, to January 31, 1996.


                       See notes to financial statements

High Yield Municipals Portfolio as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

     A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

     C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

     D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

     E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

     G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

     H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

High Yield Municipals Portfolio as of July 31, 1998

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


     I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     J Other -- Investment transactions are accounted for on a trade date basis.

     K Interim Financial Information -- The interim financial statements relating to July 31, 1998 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the six months ended July 31, 1998, the fee was equivalent to 0.59 % of the Portfolio's average net assets for such period and amounted to $964,207. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 1998, no significant amounts have been deferred.

3    Investments
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $86,778,559 and $36,706,053, respectively, for the six months ended July 31, 1998.

4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation/depreciation in value of the investments owned at July 31, 1998, as computed on a federal income tax basis, were as follows:

     Aggregate cost                                               $ 322,788,255
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                   28,930,176

     Gross unrealized depreciation                                   (3,620,541)
     ---------------------------------------------------------------------------

     Net unrealized appreciation                                  $  25,309,635
     ---------------------------------------------------------------------------

5    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At July 31, 1998, the Portfolio had no balance outstanding pursuant to the line of credit.

6    Financial Instruments
     ---------------------------------------------------------------------------
     The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At July 31, 1998, the Portfolio had no open futures contracts.

High Yield Municipals Portfolio as of July 31, 1998

INVESTMENT MANAGEMENT


High Yield Municipals Portfolio

Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees
Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant